Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 11.8	$ 45.3	$ 46.5
Change in accumulated other comprehensive income (loss) before reclassifications	0.1	(3.8)	(1.1)
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.9	(0.1)
Net current-period other comprehensive income (loss)	0.1	(2.9)	(1.2)
Ending Balance	12.1	11.8	45.3
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(0.7)	2.2	3.4
Ending Balance	$ (0.6)	$ (0.7)	$ 2.2